Sale Of Vision Bank Business - Narrative (Details) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 16, 2012	Dec. 31, 2013 Vision Bank Obligation to repurchase receivables sold Number_of_loans	Feb. 16, 2012 Vision Bank Obligation to repurchase receivables sold	Feb. 19, 2012 Non Performing Retained By Sellc [Member]	Feb. 19, 2012 Performing Retained By Sellc [Member]
Purchase price				$ 27,900,000
Loans left with Vision subsequent to transactions							88,000,000	22,000,000
Gain on sale of the Vision business	0	22,167,000	0
Maximum amount allowed to put back						7,500,000
Put expiration period					180 days
Number of loans included in payments					44
Purchase price of loans					7,500,000
Amount of loans put back during the period					4,200,000
Amount of other expenses recognized due to provision for put backs					$ 3,300,000